Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2012	2011	2010
Fair value hedges on loans	$-	$0.1	$0.1
Fair value hedges of securities	(3.3)	(8.6)	(4.2)
Fair value hedges of deposits and long-term debt	(14.8)	(5.3)	7.7
Cash flow hedges	0.1	(0.1)	0.1
Other (a)	1.6	(0.1)	(0.2)
Total	$(16.4)	$(14.0)	$3.5
(a)	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on Balance Sheet

The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2012 and 2011.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments (a):
Interest rate contracts	$19,679	$18,281	$928	$965	$343	$298
Foreign exchange contracts	16,805	14,160	61	635	361	21
Total derivatives designated as hedging instruments			$989	$1,600	$704	$319
Derivatives not designated as hedging instruments (b):
Interest rate contracts	$796,155	$975,308	$22,789	$26,652	$23,341	$27,440
Equity contracts	11,375	8,205	311	418	413	330
Credit contracts	166	333	-	3	-	-
Foreign exchange contracts	359,204	379,235	3,513	4,632	3,632	4,355
Total derivatives not designated as hedging instruments			$26,613	$31,705	$27,386	$32,125
Total derivatives fair value (c)			$27,602	$33,305	$28,090	$32,444
Effect of master netting agreements (d)			(22,311)	(26,047)	(20,990)	(25,009)
Fair value after effect of master netting agreements			$5,291	$7,258	$7,100	$7,435
(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.
(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
(d)	Master netting agreements are reported net of cash collateral received and paid of $1,452 million and $131 million, respectively, at Dec. 31, 2012, and $1,269 million and $231 million, respectively, at Dec. 31, 2011.

Impact of Derivative Instruments on Income Statement

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or(loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2012	2011	2010		2012	2011	2010
Interest rate contracts	Net interest revenue	$(47)	$(150)	$370	Net interest revenue	$29	$136	$(366)

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2012	2011	2010		2012	2011	2010		2012	2011	2010
FX contracts	$ 4	$(118)	$ (7)	Net interest revenue	$ 1	$(114)	$ (6)	Net interest revenue	$ -	$ -	$ -
FX contracts	2	(6)	(134)	Other revenue	3	(6)	(135)	Other revenue	0.1	(0.1)	0.1
FX contracts	236	(525)	-	Trading revenue	236	(525)	-	Trading revenue	-	-	-
FX contracts	(1)	3	(1)	Salary expense	(1)	2	(1)	Salary expense	-	-	-
Total	$241	$(646)	$(142)		$239	$(643)	$(142)		$0.1	$(0.1)	$0.1

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2012	2011	2010		2012	2011	2010		2012	2011	2010
FX contracts	$(181)	$75	$(52)	Net interest revenue	$-	$-	$-	Other revenue	$1.6	$(0.1)	$(0.2)

Revenue from Foreign Exchange and Other Trading

Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2012	2011	2010
Foreign exchange	$520	$761	$787
Other trading revenue:
Fixed income	142	65	80
Credit derivatives/other (a)	30	22	19
Total other trading revenue	172	87	99
Total	$692	$848	$886
(a)	Credit derivatives are used as economic hedges of loans.

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2012 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$740 million
Baa2/BBB	$945 million
Bal/BB+	$2,276 million
(a)	The change between rating categories is incremental, not cumulative.